Law Offices of

                             CHAPMAN AND CUTLER LLP

              111 West Monroe Street, Chicago, Illinois  60603-4080
                            Telephone (312) 845-3000
                            Facsimile  (312) 701-2361
                                   chapman.com



                                  June 13, 2008



Securities and Exchange Commission
100 F Street, NE
Washington, D. C.  20549


     Re:              Matrix Defined Trusts 1 (the "Fund")
                       (File No. 333-150528) (CIK 1422893)
                      ------------------------------------

Ladies/Gentlemen:

     Transmitted herewith on behalf of Matrix Capital Group, Inc., (the "Sponsor"), depositor, sponsor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund. The Fund consists of two underlying unit investment trusts, The America First Growth Portfolio, Series 1 and The America First Defensive Growth Portfolio, Series 1 (the "Trusts"). The Trusts will each invest in a portfolio primarily consisting of common stocks. The Registration Statement on Form S-6 relating to the subject Fund was initially filed with the Securities and Exchange Commission (the "Commission") on April 30, 2008. We received comments from the staff of the Commission in a letter dated June 2, 2008 from Kimberly A. Browning. This letter responds to those comments. For convenience, we have structured our response to address each of your comments in the order they appeared in your letter.

                                   PROSPECTUS

     Comment: The prospectus discloses that each Series invests in foreign stock. If applicable, please disclose whether each Series invests in foreign stocks directly or indirectly through American Depository Receipts.

     Response: Revisions have been made to pages 22 and 23, as applicable, in accordance with the staff's comments.

     Comment: The prospectus discloses that each Series provides investors with a "long-term" investment strategy. Please reconcile this statement with the expected duration of each portfolio.

     Response: Revisions have been made to pages 2 and 10, as applicable, in accordance with the staff's comments.




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     Comment: Each Series has disclosure under a "Hypothetical Strategy
Performance" caption that compares the hypothetical performance information for the strategy employed by each Series against the actual performance of the Standard & Poor's 500 Index for the years indicated. Please delete the hypothetical performance information or advise the staff why the information is not misleading and may be included in a prospectus. In your response letter, please make citations to relevant letters from the staff.

     Response: While we believe that the hypothetical performance information is consistent with industry precedent and is not misleading, the Sponsor has advised us that it will not include the hypothetical strategy performance information in the prospectus.

             THE AMERICA FIRST DEFENSIVE GROWTH PORTFOLIO, SERIES 1
                         PRINCIPAL INVESTMENT STRATEGY

     Comment: The prospectus has an introductory paragraph that summarizes the portfolio selection process, which includes stocks that are "defensive." The bullet point presentation that follows, however, does not refer to defensive stocks or defensive industries. Please reconcile the disclosure. Also, advise the staff whether defensive stocks are in historically defensive industries, or whether they may be in other industries as well.

     Response: Revisions have been made to page 10 in accordance with the staff's comments.

                                   THE TRUSTS
                                HOW TO BUY UNITS

     Comment: The disclosure is unclear whether investors may purchase and redeem only through third-party professionals or may do so directly with the Trust. Please reconcile the disclosure.

     Response: Revisions have been made to pages 15 and 19, as applicable, in accordance with the staff's comments.

                            VALUE OF THE SECURITIES

     Comment: The prospectus discloses that Matrix Capital Group, Inc. "determined the initial prices of the securities shown under "Portfolio" for the applicable trust in this prospectus as described above at the close of regular trading on the New York Stock Exchange on the business day before the date of this prospectus. On the first day we sell units we will compute the unit price as of the close of regular trading on the New York Stock Exchange or the time the registration statement filed with the Securities and Exchange Commission becomes effective, if later." Please confirm to the staff that the methodology used to determine the initial prices (and value) of the securities deposited in the Trust for each Portfolio or Series is the same methodology used to determine the prices (and value) of the securities computed at the close of regular trading on the NYSE on the first day units are sold, and for each day thereafter.


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     Response:  The Sponsor confirms that the methodology used to determine the initial prices (and value) of the securities deposited in each Trust is the same methodology used to determine the prices (and value) of the securities computed at the close of regular trading on the NYSE on the first day units are sold, and for each day thereafter.

     An application for exemptive relief was filed on behalf of Matrix Capital Group, Inc. and Matrix Defined Trusts which seeks exemption from sections 2(a)(32), 2(a)(35), 14(a), 19(b), 22(d) and 26(a)(2)(C) of the Investment
Company Act of 1940 (the "Act") and rules 19b-1 and 22c-1 under the Act; and approving certain exchange and rollover options under sections 11(a) and 11(c) of the Act. The Commission issued a Notice of Application on May 22, 2008 (Inv. Co. Act Rel. No. 28284) and it is anticipated that an order will be granted by the Commission prior to the effective date of the subject Registration Statement.

     The staff also requested that the registrant represent in writing that it will not use the staff's comment process as a defense in any securities related litigation against it (i.e., a "Tandy" letter). These representations will be made in connection with a subsequent Amendment to the Registration Statement at which time the registrant will request acceleration of the effective date of the Registration Statement.

     We have been advised that the Sponsor would like to be able to create the Fund and have the Registration Statement declared effective as soon as reasonably practicable.







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
     If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or the undersigned at (312) 845-3787.

                                Very truly yours,

                                CHAPMAN AND CUTLER


                                By     /s/ MARK J. KNEEDY
                                  ----------------------------
                                        Mark J. Kneedy



MJK/erg

















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